Property and equipment - Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 4,046,164		₩ 3,989,697
Acquisitions		676,666	[1]	639,829	[2]
Disposals		(94,072)		(34,103)
Depreciation	[3]	(524,128)		(493,335)
Impairment		0		(7,594)		₩ 0
Amounts transferred from(to) investment property		(9,554)		(73,773)
Amounts transferred from(to) intangible assets		6,916		3,676
Amounts transferred from(to) non-current assets held for sale	[4]	(101,757)		(1,022)
Amounts transferred from(to) operating lease assets		214
Effects of foreign currency adjustments		8,710		22,789
Business combination (Note 47)		1,938
Ending balance		4,011,097		4,046,164		3,989,697
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		2,173,134		2,219,227
Acquisitions		631	[1]	513	[2]
Disposals		(13,173)		(709)
Depreciation	[3]	0
Amounts transferred from(to) investment property		2,892		(46,046)
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) non-current assets held for sale	[4]	(62,288)		(169)
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		(20)		318
Business combination (Note 47)		0
Ending balance		2,101,176		2,173,134		2,219,227
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		756,486		810,761
Acquisitions		49,220	[1]	32,777	[2]
Disposals		(1,124)		(1,378)
Depreciation	[3]	(49,935)		(49,646)
Impairment				(7,594)
Amounts transferred from(to) investment property		(12,446)		(27,727)
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) non-current assets held for sale	[4]	(39,469)		(853)
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		(475)		146
Business combination (Note 47)		0
Ending balance		702,257		756,486		810,761
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		608,127		590,417
Acquisitions		369,153	[1]	316,925	[2]
Disposals		(75,563)		(26,930)
Depreciation	[3]	(287,886)		(289,585)
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		0
Amounts transferred from(to) non-current assets held for sale	[4]	0
Amounts transferred from(to) operating lease assets		0
Effects of foreign currency adjustments		4,328		17,300
Business combination (Note 47)		1,051
Ending balance		619,210		608,127		590,417
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		508,417		369,292
Acquisitions		257,662	[1]	289,614	[2]
Disposals		(4,212)		(5,086)
Depreciation	[3]	(186,307)		(154,104)
Amounts transferred from(to) investment property		0
Amounts transferred from(to) intangible assets		6,916		3,676
Amounts transferred from(to) non-current assets held for sale	[4]	0
Amounts transferred from(to) operating lease assets		214
Effects of foreign currency adjustments		4,877		5,025
Business combination (Note 47)		887
Ending balance		₩ 588,454		₩ 508,417		₩ 369,292

[1]	 ~~W~~  33,983 million transferred from assets-under-construction is included.
[2]	~~W~~ 18,748 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
[4]	Includes buildings, land, etc.